ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Activity in accumulated other comprehensive income loss
The activity in Accumulated Other Comprehensive Loss is summarized as follows:
(in thousands of$)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2008	(543)	(4,684)	(5,227)
Translation adjustment for year	-	759	759
Net unrealized gains for the year	2,782	-	2,782
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Translation adjustment for year	-	(137)	(137)
Net unrealized losses for the year	(11,438)	-	(11,438)
Other-than-temporary impairment transferred to Statement of Operations	9,425	-	9,425
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment for the year	-	(49)	(49)
Net unrealized losses for the year	(894)	-	(894)
Balance at December 31,2011	(668)	(4,111)	(4,779)